As filed with the Securities and Exchange Commission on April 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 46.15%	Value
	Amusement, Gambling, and Recreation Industries - 2.67%
42,014	Las Vegas Sands Corp.	$2,390,597
	Chemical Manufacturing - 1.05%
9,031	Gilead Sciences, Inc. (a)	934,979
	Clothing and Clothing Accessories Stores - 3.06%
65,911	Gap, Inc.	2,741,898
	Computer and Electronic Product Manufacturing - 1.80%
31,467	Microchip Technology, Inc.	1,613,313
	Credit Intermediation and Related Activities - 6.10%
48,496	Fifth Third Bancorp	938,883
30,810	IBERIABANK Corp.	1,944,727
55,521	Texas Capital Bancshares, Inc. (a)	2,577,840
		5,461,450
	Food Manufacturing - 1.11%
12,669	Nestle SA - ADR	990,019
	Hospitals - 1.08%
19,833	Community Health Systems, Inc. (a)	962,297
	Insurance Carriers and Related Activities - 3.01%
33,351	Prudential Financial, Inc.	2,696,428
	Machinery Manufacturing - 2.98%
115,044	Pitney Bowes, Inc.	2,665,569
	Motion Picture and Sound Recording Industries - 2.58%
62,177	SINA Corp. (a)(b)	2,308,010
	Non-Metallic Mineral Product Manufacturing - 3.16%
278,845	Cemex SAB de CV - ADR (a)	2,830,277
	Other Information Services - 3.14%
4,992	Google, Inc. - Class A (a)	2,808,649
	Paper Manufacturing - 1.28%
24,501	Sonoco Products Co.	1,147,382
	Professional, Scientific, and Technical Services - 8.64%
110,565	Interpublic Group of Cos., Inc.	2,465,599
47,460	Nielsen N.V. (b)	2,145,667
45,000	salesforce.com, Inc. (a)	3,122,100
		7,733,366
	Transportation Equipment Manufacturing - 4.49%
81,116	General Motors Co.	3,026,438
29,409	Trinity Industries, Inc.	988,731
		4,015,169

	TOTAL COMMON STOCKS (Cost $38,804,596)	41,299,403

	EXCHANGE-TRADED FUNDS - 23.51%
79,453	iShares Floating Rate Bond ETF	4,023,500
32,021	iShares iBoxx $ Investment Grade Corp. Bond ETF	3,900,158
153,482	SPDR Barclays Long-Term Corp. Bond ETF	6,544,472
69,687	Vanguard Long-Term Corp. Bond ETF	6,567,303
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,132,219)	21,035,433

Principal
Amount	CORPORATE BONDS - 11.81%	Value
	Advertising Agencies - 0.61%
	Omnicom Group, Inc.
$ 500,000	4.45%, 8/15/2020	550,572
	Aerospace Product and Parts Manufacturing - 0.43%
	Lockheed Martin Corp.
356,000	4.25%, 11/15/2019	388,478
	Agencies, Brokerages, & Other Insurance Related Activities - 0.16%
	Aon PLC
142,000	3.50%, 9/30/2015	144,307
	Beverage Manufacturing - 0.16%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	146,414
	Business Support Services - 0.78%
	Western Union Co.
650,000	5.93%, 10/1/2016	695,770
	Credit Intermediation and Related Activities - 0.07%
	JPMorgan Chase & Co.
59,000	2.60%, 1/15/2016	59,935
	Depository Credit Intermediation - 0.89%
	Citigroup, Inc.
572,000	6.125%, 11/21/2017	638,294
	Wells Fargo & Co.
142,000	4.48%, 1/16/2024	155,166
		793,460
	Health and Personal Care Stores - 0.17%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	151,815
	Insurance Carriers - 1.71%
	American International Group, Inc.
800,000	5.85%, 1/16/2018	897,408
	Cigna Corp.
140,000	8.30%, 1/15/2033	189,536
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	446,915
		1,533,859
	Investigation and Security Services - 0.12%
	Tyco International Finance
105,000	3.375%, 10/15/2015	106,534
	Machinery Manufacturing - 0.55%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	488,399
	Medical and Diagnostic Laboratories - 0.20%
	Laboratory Corporation of America Holdings
170,000	3.75%, 8/23/2022	176,198
	Medical Equipment and Supplies Manufacturing - 0.11%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	99,024
	Miscellaneous Manufacturing - 0.96%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	856,582
	Motion Picture and Video Industries - 0.61%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	543,863

	Newspaper, Periodical, Book, and Directory Publishers - 0.23%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	205,821
	Non-Depository Credit Intermediation - 0.19%
	American Express Credit
150,000	2.80%, 9/19/2016	154,345
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	17,042
		171,387
	Nonmetallic Mineral Mining and Quarrying - 0.63%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	569,268
	Office Supplies, Stationery, and Gift Stores - 0.76%
	Staples, Inc.
680,000	2.75%, 1/12/2018	678,455
	Pharmaceutical and Medicine Manufacturing - 0.75%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	668,490
	Securities and Commodity Contracts Intermediation and Brokerage - 0.44%
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	393,357
	Software Publishers - 0.75%
	Symantec Corporation
660,000	2.75%, 6/15/2017	671,390
	Traveler Accommodation - 0.36%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	325,063
	Utilities - 0.17%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	149,446

	TOTAL CORPORATE BONDS (Cost $10,453,865)	10,567,887

Principal
Amount	U.S. TREASURY NOTES - 11.20%
$ 1,000,000	0.625%, 2/15/2017	1,000,391
1,000,000	0.75%, 2/28/2018	992,109
1,000,000	0.75%, 3/31/2018	990,781
7,000,000	1.625%, 12/31/2019	7,043,204
	TOTAL U.S. TREASURY NOTES (Cost $9,952,750)	10,026,485

Contracts	PURCHASED OPTIONS - 0.04%
	Put Options - 0.04%
800	General Motors Co.
	Expiration: March 2015, Exercise Price: $36.00	22,400
1,100	Interpublic Group of Cos., Inc.
	Expiration: March 2015, Exercise Price: $21.00	13,750
450	salesforce.com, Inc.
	Expiration: March 2015, Exercise Price: $55.00	450
	TOTAL PURCHASED OPTIONS (Cost $99,658)	36,600

Shares	SHORT-TERM INVESTMENTS - 6.30%
5,633,695	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	5,633,695
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,633,695)	5,633,695

	TOTAL INVESTMENTS IN SECURITIES (Cost $86,076,783) - 99.01%	88,599,503
	Other Assets in Excess of Liabilities - 0.99%	884,565
	NET ASSETS - 100.00%	$89,484,068

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2015.

Schedule of Options Written
February 28, 2015 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
800	General Motors Co.
	Expiration: March 2015, Exercise Price: $38.00	$22,400
1,100	Interpublic Group of Cos., Inc.
	Expiration: March 2015, Exercise Price: $23.00	19,250
425	salesforce.com, Inc.
	Expiration: March 2015, Exercise Price: $65.00	204,000
	Total Options Written (Premiums received $132,251)	$245,650

WBI Absolute Return Balanced Plus Fund
Schedule of Investments
February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 44.02%	Value
	Amusement, Gambling, and Recreation Industries - 3.18%
20,531	Las Vegas Sands Corp.	$1,168,214
	Chemical Manufacturing - 1.98%
9,270	Rogers Corp. (a)	725,656
	Clothing and Clothing Accessories Stores - 4.63%
14,366	DSW, Inc. - Class A	541,455
27,802	Gap, Inc.	1,156,563
		1,698,018
	Computer and Electronic Product Manufacturing - 3.43%
24,512	Microchip Technology, Inc.	1,256,730
	Credit Intermediation and Related Activities - 3.01%
57,060	Fifth Third Bancorp	1,104,682
	Furniture and Related Product Manufacturing - 3.30%
23,810	Johnson Controls, Inc.	1,209,786
	Health and Personal Care Stores - 2.40%
10,606	Walgreens Boots Alliance, Inc.	881,146
	Insurance Carriers and Related Activities - 2.92%
13,267	Prudential Financial, Inc.	1,072,637
	Merchant Wholesalers, Durable Goods - 1.87%
15,019	DXP Enterprises, Inc. (a)	687,870
	Non-Metallic Mineral Product Manufacturing - 3.06%
110,464	Cemex SAB de CV - ADR (a)	1,121,210
	Oil and Gas Extraction - 2.55%
86,680	WPX Energy, Inc. (a)	934,410
	Other Information Services - 3.04%
1,980	Google, Inc. - Class A (a)	1,114,007
	Transportation Equipment Manufacturing - 8.65%
10,214	Boeing Co.	1,540,782
43,691	General Motors Co.	1,630,111
		3,170,893

	TOTAL COMMON STOCKS (Cost $15,030,475)	16,145,259

	EXCHANGE-TRADED FUNDS - 40.53%
23,378	iShares Floating Rate Bond ETF	1,183,862
28,168	iShares iBoxx $ Investment Grade Corp. Bond ETF	3,430,862
8,412	PIMCO 0-5 Year High Yield Corp. Bond Index ETF	859,874
140,878	PowerShares Preferred Portfolio	2,094,856
65,948	SPDR Barclays Long-Term Corp. Bond ETF	2,812,023
31,975	Vanguard Long-Term Corp. Bond ETF	3,013,324
27,609	Vanguard Mortgage-Backed Securities ETF	1,471,560
	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,861,525)	14,866,361

Principal
Amount	U.S. TREASURY NOTES - 6.86%
$ 2,500,000	1.625%, 12/31/2019	2,515,430
	TOTAL U.S. TREASURY NOTES (Cost $2,496,484)	2,515,430

Contracts	PURCHASED OPTIONS - 0.04%
	Put Options - 0.04%
90	Boeing Co.
	Expiration: March 2015, Exercise Price: $130.00	1,080
420	General Motors Co.
	Expiration: March 2015, Exercise Price: $36.00	11,760
100	Walgreens Boots Alliance, Inc.
	Expiration: March 2015, Exercise Price: $75.00	1,200
	TOTAL PURCHASED OPTIONS (Cost $33,304)	14,040

Shares	SHORT-TERM INVESTMENTS - 7.40%
2,713,244	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (b)	2,713,244
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,713,244)	2,713,244

	TOTAL INVESTMENTS IN SECURITIES (Cost $35,135,032) - 98.85%	36,254,334
	Other Assets in Excess of Liabilities - 1.15%	421,511
	NET ASSETS - 100.00%	$36,675,845

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2015.

Schedule of Options Written
February 28, 2015 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
90	Boeing Co.
	Expiration: March 2015, Exercise Price: $155.00	$8,550
420	General Motors Co.
	Expiration: March 2015, Exercise Price: $38.00	11,760
100	Walgreens Boots Alliance, Inc.
	Expiration: March 2015, Exercise Price: $80.00	37,500
	Total Options Written (Premiums received $38,958)	$57,810

WBI Absolute Return Dividend Income Fund
Schedule of Investments
February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 62.44%	Value
	Amusement, Gambling, and Recreation Industries - 3.41%
8,067	Las Vegas Sands Corp.	$459,012
	Chemical Manufacturing - 7.95%
5,502	Eastman Chemical Co.	409,679
9,596	Mosaic Co.	511,083
2,102	Syngenta AG - ADR	148,506
		1,069,268
	Clothing and Clothing Accessories Stores - 4.38%
5,472	Abercrombie & Fitch Co. - Class A	135,377
10,897	Gap, Inc.	453,315
		588,692
	Computer and Electronic Product Manufacturing - 3.35%
3,460	Thermo Fisher Scientific, Inc.	449,800
	Credit Intermediation and Related Activities - 7.43%
51,891	EZCORP, Inc. - Class A (a)	541,742
16,650	Fifth Third Bancorp	322,344
5,132	First Financial Bankshares, Inc.	134,818
		998,904
	Electrical Equipment, Appliance, and Component Manufacturing - 4.20%
4,960	Hubbell, Inc. - Class B	564,448
	Food Manufacturing - 6.18%
11,252	Archer-Daniels-Midland Co.	538,746
1,884	Nestle S.A. - ADR	147,225
5,312	Pilgrim's Pride Corp.	145,708
		831,679
	Insurance Carriers and Related Activities - 4.04%
6,722	Prudential Financial, Inc.	543,474
	Machinery Manufacturing - 6.81%
8,568	Cameron International Corp. (a)	403,382
7,947	Outerwall, Inc.	512,740
		916,122
	Professional, Scientific, and Technical Services - 5.67%
14,695	Interpublic Group of Cos., Inc.	327,699
9,630	Nielsen N.V. (b)	435,372
		763,071
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.88%
2,315	Evercore Partners, Inc. - Class A	118,598

	Software Publisher - 3.14%
6,016	SAP SE - ADR	422,263

	Transportation Equipment Manufacturing - 5.00%
18,009	General Motors Co.	671,916

	TOTAL COMMON STOCKS (Cost $8,048,440)	8,397,247

	EXCHANGE-TRADED FUNDS - 10.04%
6,955	iShares iBoxx $ Investment Grade Corp. Bond ETF	847,119
5,333	Vanguard Long-Term Corp. Bond ETF	502,582
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,342,628)	1,349,701

	PREFERRED STOCKS - 8.00%
	Credit Intermediation and Related Activities - 8.00%
41,564	Banco Bradesco S.A. - ADR	547,813
41,328	Itau Unibanco Holding S.A. - ADR	528,172
		1,075,985

	TOTAL PREFERRED STOCKS (Cost $1,099,213)	1,075,985

Principal
Amount	U.S. TREASURY NOTES - 3.55%
$ 160,000	0.75%, 10/31/2017	159,325
160,000	0.625%, 11/30/2017	158,662
160,000	1.00%, 5/31/2018	159,425
	TOTAL U.S. TREASURY NOTES (Cost $473,897)	477,412

Contracts	PURCHASED OPTIONS - 0.06%
	Put Options - 0.06%
10	Boeing Co.
	Expiration: March 2015, Exercise Price: $130.00	120
180	General Motors Company
	Expiration: March 2015, Exercise Price: $36.00	5,040
140	Interpublic Group of Cos., Inc.
	Expiration: March 2015, Exercise Price: $21.00	1,750
90	Mosaic Co.
	Expiration: March 2015, Exercise Price: $47.50	810
	TOTAL PURCHASED OPTIONS (Cost $15,865)	7,720

Shares	SHORT-TERM INVESTMENTS - 15.33%
2,061,247	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	2,061,247
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,061,247)	2,061,247

	TOTAL INVESTMENTS IN SECURITIES (Cost $13,041,290) - 99.42%	13,369,312
	Other Assets in Excess of Liabilities - 0.58%	78,753
	NET ASSETS - 100.00%	$13,448,065

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2015.

Schedule of Options Written
February 28, 2015 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
180	General Motors Co.
	Expiration: March 2015, Exercise Price: $38.00	$5,040
140	Interpublic Group of Cos., Inc.
	Expiration: March 2015, Exercise Price: $23.00	2,450
90	Mosaic Co.
	Expiration: March 2015, Exercise Price: $55.00	1,935
	Total Options Written (Premiums received $15,435)	$9,425

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 87.44%	Value
	Administrative and Support Services - 2.91%
164,679	Angie's List, Inc. (a)	$1,109,936
14,660	ManpowerGroup, Inc.	1,179,544
		2,289,480
	Amusement, Gambling, and Recreation Industries - 3.61%
50,022	Las Vegas Sands Corp.	2,846,252
	Chemical Manufacturing - 14.77%
32,169	Eastman Chemical Co.	2,395,304
21,126	Ecolab, Inc.	2,440,898
58,000	Mosaic Co.	3,089,080
11,537	Shire PLC - ADR	2,790,916
12,946	Syngenta AG - ADR	914,635
		11,630,833
	Clothing and Clothing Accessories Stores - 3.98%
110,309	Abercrombie & Fitch Co. - Class A	2,729,045
18,894	Stage Stores, Inc.	404,709
		3,133,754
	Computer and Electronic Product Manufacturing - 1.74%
70,300	MaxLinear, Inc. - Class A (a)	583,490
55,311	Vishay Intertechnology, Inc.	787,629
		1,371,119
	Credit Intermediation and Related Activities - 4.66%
49,699	Comerica, Inc.	2,275,220
72,145	Fifth Third Bancorp	1,396,727
		3,671,947
	Food Manufacturing - 2.82%
46,355	Archer-Daniels-Midland Co.	2,219,477
	Furniture and Related Product Manufacturing - 3.37%
52,226	Johnson Controls, Inc.	2,653,603
	Health and Personal Care Stores - 1.69%
16,000	Walgreens Boots Alliance, Inc.	1,329,280
	Insurance Carriers and Related Activities - 6.47%
40,402	Aflac, Inc.	2,515,024
18,186	Aspen Insurance Holdings Ltd. (b)	833,828
21,548	Prudential Financial, Inc.	1,742,156
		5,091,008
	Machinery Manufacturing - 3.89%
47,468	Outerwall, Inc.	3,062,635
	Oil and Gas Extraction - 7.29%
95,092	Unit Corp. (a)	2,904,110
262,779	WPX Energy, Inc. (a)	2,832,758
		5,736,868
	Petroleum and Coal Products Manufacturing - 5.40%
68,869	Valero Energy Corp.	4,248,529
	Primary Metal Manufacturing - 1.82%
50,134	Tenaris S.A. - ADR	1,431,326
	Professional, Scientific, and Technical Services - 8.71%
130,000	Interpublic Group of Cos., Inc.	2,899,000
57,000	salesforce.com, Inc. (a)	3,954,660
		6,853,660
	Publishing Industries (Except Internet) - 1.78%
41,050	Twenty-First Centy Fox, Inc. - Class B	1,397,342
	Sotware Publisher 1.33%
14,966	SAP SE - ADR	1,050,463
	Support Activities for Mining - 1.84%
64,602	Superior Energy Services, Inc.	1,445,793
	Transportation Equipment Manufacturing - 9.36%
108,000	General Motors Co.	4,029,480
56,850	Greenbrier Cos., Inc.	3,341,074
		7,370,554

TOTAL COMMON STOCKS (Cost $65,048,002)	68,833,923

Contracts	PURCHASED OPTIONS - 0.07%
	Put Options - 0.07%
1,080	General Motors Co.
	Expiration: March 2015, Exercise Price: $36.00	30,240
1,300	Interpublic Group of Cos., Inc.
	Expiration: March 2015, Exercise Price: $21.00	16,250
580	Mosaic Co.
	Expiration: March 2015, Exercise Price: $47.50	5,220
570	salesforce.com, Inc.
	Expiration: March 2015, Exercise Price: $55.00	570
160	Walgreens Boots Alliance, Inc.
	Expiration: March 2015, Exercise Price: $75.00	1,920
	TOTAL PURCHASED OPTIONS (Cost $149,002)	54,200

Shares	SHORT-TERM INVESTMENTS - 8.24%
6,487,383	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	6,487,383
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,487,383)	6,487,383

	TOTAL INVESTMENTS IN SECURITIES (Cost $71,684,387) - 95.75%	75,375,506
	Other Assets in Excess of Liabilities - 4.25%	3,347,719
	NET ASSETS - 100.00%	$78,723,225

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2015.

Schedule of Options Written
February 28, 2015 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
1,080	General Motors Co.
	Expiration: March 2015, Exercise Price: $38.00	$30,240
1,300	Interpublic Group of Cos., Inc.
	Expiration: March 2015, Exercise Price: $23.00	22,750
580	Mosaic Co.
	Expiration: March 2015, Exercise Price: $55.00	12,470
570	salesforce.com, Inc.
	Expiration: March 2015, Exercise Price: $67.50	166,440
160	Walgreens Boots Alliance, Inc.
	Expiration: March 2015, Exercise Price: $80.00	60,000
	Total Options Written (Premiums received $163,739)	$291,900

WBI Funds
Notes to the Schedule of Investments
February 28, 2015 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund, the WBI Absolute Return Balanced Plus Fund, the WBI Absolute Return Dividend Growth Fund, and the WBI Absolute Return Dividend Income Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

    The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2015:

WBI Absolute Return Balanced Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Arts, Entertainment, and Recreation	$2,390,597	$-	$-	$2,390,597
Finance and Insurance	8,157,878	-	-	8,157,878
Health Care and Social Assistance	962,297	-	-	962,297
Information	5,116,659	-	-	5,116,659
Manufacturing	14,196,708	-	-	14,196,708
Professional, Scientific, and Technical Services	7,733,366	-	-	7,733,366
Retail Trade	2,741,898	-	-	2,741,898
Total Common Stocks	41,299,403	-	-	41,299,403
Exchange-Traded Funds	21,035,433	-	-	21,035,433
Corporate Bonds
Accommodation and Food Services	-	325,063	-	325,063
Finance and Insurance	-	3,792,074	-	3,792,074
Health Care and Social Assistance	-	176,198	-	176,198
Information	-	1,421,075	-	1,421,075
Manufacturing	-	2,085,430	-	2,085,430
Mining, Quarrying, and Oil and Gas Extraction	-	569,268	-	569,268
Professional, Scientific, and Technical Services	-	1,219,062	-	1,219,062
Retail Trade	-	830,271	-	830,271
Utilities	-	149,446	-	149,446
Total Corporate Bonds	-	10,567,887	-	10,567,887
U.S. Treasury Notes	-	10,026,485	-	10,026,485
Purchased Options	22,850	13,750	-	36,600
Short-Term Investments	5,633,695	-	-	5,633,695
Total Investments in Securities	$67,991,381	$20,608,122	$-	$88,599,503

Liabilities:
Options Written	$226,400	$19,250	$-	$245,650
Total Liabilities	$226,400	$19,250	$-	$245,650

WBI Absolute Return Balanced Plus Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Arts, Entertainment, and Recreation	$1,168,214	$-	$-	$1,168,214
Finance and Insurance	2,177,319	-	-	2,177,319
Information	1,114,007	-	-	1,114,007
Manufacturing	7,484,275	-	-	7,484,275
Mining, Quarrying, and Oil and Gas Extraction	934,410	-	-	934,410
Retail Trade	2,579,164	-	-	2,579,164
Wholesale Trade	687,870	-	-	687,870
Total Common Stocks	16,145,259	-	-	16,145,259
Exchange-Traded Funds	14,866,361	-	-	14,866,361
U.S. Treasury Notes	-	2,515,430	-	2,515,430
Purchased Options	14,040	-	-	14,040
Short-Term Investments	2,713,244	-	-	2,713,244
Total Investments in Securities	$33,738,904	$2,515,430	$-	$36,254,334

Liabilities:
Options Written	$57,810	$-	$-	$57,810
Total Liabilities	$57,810	$-	$-	$57,810

WBI Absolute Return Dividend Income Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Arts, Entertainment, and Recreation	$459,012	-	-	$459,012
Finance and Insurance	1,660,975	-	-	1,660,975
Information	422,263	-	-	422,263
Manufacturing	4,503,233	-	-	4,503,233
Professional, Scientific, and Technical Services	763,071	-	-	763,071
Retail Trade	588,693	-	-	588,693
Total Common Stocks	8,397,247	-	-	8,397,247
Exchange-Traded Funds	1,349,701	-	-	1,349,701
Preferred Stocks
Finance and Insurance	1,075,985	-	-	1,075,985
Total Preferred Stocks	1,075,985	-	-	1,075,985
U.S. Treasury Notes	-	477,412	-	477,412
Purchased Options	5,160	2,560	-	7,720
Short-Term Investments	2,061,247	-	-	2,061,247
Total Investments in Securities	$12,889,340	$479,972	$-	$13,369,312

Liabilities:
Options Written	$5,040	$4,385	$-	$9,425
Total Liabilities	$5,040	$4,385	$-	$9,425

WBI Absolute Return Dividend Growth Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Arts, Entertainment, and Recreation	$2,846,252	$-	$-	$2,846,252
Administrative Support and Waste Management	2,289,480	-	-	2,289,480
Finance and Insurance	8,762,956	-	-	8,762,956
Information	2,447,805	-	-	2,447,805
Manufacturing	33,988,076	-	-	33,988,076
Mining, Quarrying, and Oil and Gas Extraction	7,182,660	-	-	7,182,660
Professional, Scientific, and Technical Services	6,853,660	-	-	6,853,660
Retail Trade	4,463,034	-	-	4,463,034
Total Common Stocks	68,833,923	-	-	68,833,923
Purchased Options	32,730	21,470	-	54,200
Short-Term Investments	6,487,383	-	-	6,487,383
Total Investments in Securities	$75,354,036	$21,470	$-	$75,375,506

Liabilities:
Options Written	$256,680	$35,220	$-	$291,900
Total Liabilities	$256,680	$35,220	$-	$291,900

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at February 28, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended February 28, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.

Average Balance Information

The average monthly market values of purchased and written options during the period ended February 28, 2015, for the WBI Absolute Return Balanced Fund was $12,200 and $81,883, respectively.

Transactions in written options contracts for the period ended February 28, 2015, are as follows:

WBI Absolute Return Balanced Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	2,450	144,031
Options Closed	(100)	(8,216)
Options Exercised	(25)	(3,564)
Outstanding at February 28, 2015	2,325	$132,251

The average monthly market values of purchased and written options during the period ended February 28, 2015, for the WBI Absolute Return Balanced Plus Fund was $4,680 and $19,270, respectively.

Transactions in written options contracts for the period ended February 28, 2015, are as follows:

WBI Absolute Return Balanced Plus Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	610	38,958
Outstanding at February 28, 2015	610	$38,958

The average monthly market values of purchased and written options during the period ended February 28, 2015, for the WBI Absolute Return Dividend Income Fund was $2,573 and $3,142, respectively.

Transactions in written options contracts for the period ended February 28, 2015, are as follows:

WBI Absolute Return Dividend Income Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	490	18,181
Options Closed	(10)	(821)
Options Expired	(70)	(1,925)
Outstanding at February 28, 2015	410	$15,435

The average monthly market values of purchased and written options during the period ended February 28, 2015, for the WBI Absolute Return Dividend Growth Fund was $21,137 and $141,167, respectively.

Transactions in written options contracts for the period ended February 28, 2015, are as follows:

WBI Absolute Return Dividend Growth Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	4,139	288,902
Options Closed	(120)	(28,439)
Options Exercised	(329)	(96,724)
Outstanding at February 28, 2015	3,690	$163,739

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$86,076,783

Gross unrealized appreciation	$3,138,084
Gross unrealized depreciation	(615,364)
Net unrealized appreciation	$2,522,720

WBI Absolute Return Balanced Plus Fund

Cost of investments	$35,135,032

Gross unrealized appreciation	$1,474,621
Gross unrealized depreciation	(355,319)
Net unrealized appreciation	$1,119,302

WBI Absolute Return Dividend Income Fund

Cost of investments	$13,041,290

Gross unrealized appreciation	$480,436
Gross unrealized depreciation	(152,414)
Net unrealized appreciation	$328,022

WBI Absolute Return Dividend Growth Fund

Cost of investments	$71,697,509

Gross unrealized appreciation	$5,529,955
Gross unrealized depreciation	(1,851,958)
Net unrealized appreciation	$3,677,997

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date  4/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 4/28/2015

By (Signature and Title)*  /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  4/28/2015

* Print the name and title of each signing officer under his or her signature.